Income taxes - Disclosure of detailed information about temporary difference, unused tax losses and unused tax credits (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of income tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 94,371	$ 52,475
Non-capital losses carried forward [Member]
Disclosure of income tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	21,844	21,590
Mineral properties, plant and equipment [Member]
Disclosure of income tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	1,064	1,034
Investment in associate [Member]
Disclosure of income tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	30,570	0
Accounts payable and accrued liabilities [Member]
Disclosure of income tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	3,843	2,036
Deferred financing costs [Member]
Disclosure of income tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	13,374	0
Lease liabilities [Member]
Disclosure of income tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0	2,105
Asset retirement provision [Member]
Disclosure of income tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	20,976	22,880
Capital losses [Member]
Disclosure of income tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	2,475	2,476
Other [Member]
Disclosure of income tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 225	$ 354